Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Nov. 07, 2022	Oct. 24, 2022	Jul. 22, 2022	Jan. 31, 2022	Jun. 04, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Apr. 30, 2018	Apr. 02, 2018	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Aug. 04, 2015	Jan. 31, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with maximum 2.25% sales charge)
Account Value	$ 11,777	$ 10,969	$ 10,509				$ 11,845		$ 11,532	$ 11,738	$ 11,171			$ 10,875	$ 10,388	$ 9,741		$ 9,773
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with maximum 1.00% deferred sales charge)
Account Value	$ 10,948	10,265	9,916				11,253		11,056	11,329	10,865			10,648	10,248	9,680	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 617,533	573,628	548,727				616,411		599,189	608,939	577,480			560,396	534,306	499,545		500,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,928	11,212	10,542				10,802		10,774	10,613	10,212	$ 10,000
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with maximum 1.50% sales charge)
Account Value	$ 11,108	10,440	9,824			$ 9,848
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 608,391	570,427	534,902				547,163		544,374	534,377	513,015		$ 500,000
Angel Oak High Yield Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Angel Oak High Yield Opportunities ETF NAV
Account Value	$ 17,345	15,913	14,497				14,929		14,408	13,597	12,442			12,351	11,593	9,599		10,000
Angel Oak Mortgage-Backed Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Angel Oak Mortgage-Backed Securities ETF NAV
Account Value	$ 9,714	9,254	9,051				9,872	$ 10,000
Angel Oak UltraShort Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Angel Oak UltraShort Income ETF NAV
Account Value	$ 11,583	10,884	10,192		$ 10,000
Angel Oak Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Angel Oak Income ETF NAV
Account Value	$ 11,840	11,055	10,241	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802				11,787		12,148	11,600	10,580			10,347	10,129	9,984		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,433	11,201	10,971				11,972		12,338	11,782	10,745			10,509	10,288	10,140	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 562,819	551,418	540,086				589,354		607,378	579,999	528,981			517,336	506,453	499,200		500,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,995	10,772	10,551				11,513		11,866	11,331	10,334	10,000
Bloomberg Short Treasury: 9-12 Months [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months
Account Value	$ 11,709	11,151	10,617				10,597		10,625	10,467	10,181	10,000
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Account Value	$ 11,836	11,245	10,686				10,563		10,565	10,444	10,179	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,239	10,032	9,826			10,000
Bloomberg Short Treasury: 9-12 Months [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months
Account Value	$ 11,124	10,594	10,086			10,000
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Account Value	$ 11,228	10,668	10,138			$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 545,374	534,326	523,346				571,086		588,552	562,021	512,585		500,000
Bloomberg Short Treasury: 9-12 Months [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months
Account Value	$ 585,865	557,976	531,230				530,256		531,624	523,744	509,405		500,000
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Account Value	$ 592,583	563,005	535,031				528,863		528,978	522,887	509,653		$ 500,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802				11,787		12,148	11,600	10,580			10,347	10,129	9,984		10,000
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,668	15,198	13,907				14,672		$ 14,376	$ 13,381	$ 12,231			$ 12,022	$ 11,278	$ 9,338		$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,404	9,213	9,024				9,847	10,000
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Account Value	$ 9,392	9,191	9,080				$ 9,819	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,234	11,006	10,780		10,000
Bloomberg Short-Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Account Value	$ 11,208	10,649	10,119		10,000
Bloomberg U.S. Treasury Bills Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bills Index
Account Value	$ 11,193	10,636	10,110		$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,158	$ 10,932	$ 10,707	$ 10,000